Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 1, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Post-Effective Amendment No. 138 to the Registration Statement on Form N-1A of DWS Global Equity Fund, DWS Emerging Markets Equity Fund, DWS Latin America Equity Fund, and DWS World Dividend Fund (collectively, the “Funds”), each a series of DWS International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400; 811-00642 )

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 138 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 31, 2014.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray